Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue [abstract]
Income from communication services	$ 14,392	$ 11,958	$ 4,956
Rental and services income	10,671	8,537	5,197
Sale of communication equipment	4,955	4,006	1,844
Sale of trading properties and developments	1,818	1,454	191
Revenue from hotel operations and tourism services	1,040	766	557
Other revenues	212	283	171
Total Group's revenues	$ 33,088	$ 27,004	$ 12,916